Related Party Transactions Management Fee Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Management fee income	$ 4	$ 4	$ 5
LVS
Disclosure of transactions between related parties [line items]
Management fee income	1	0	0
Fellow subsidiaries
Disclosure of transactions between related parties [line items]
Management fee income	$ 3	$ 4	$ 5